Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 18 - Commitments and Contingencies
We have commercial commitments which we are contractually obligated to settle with cash under certain circumstances. Bank and parent company guarantees entered into with certain customers and governmental bodies guarantee our performance under certain drilling contracts, compliance with customs import duties and resolution of other obligations in various jurisdictions.
The Company has the following guarantee commitments:

(In $ millions)	June 30, 2026	December 31, 2025
Bank guarantees, letters of credit and performance bonds (1)	47.3	38.0
(1) $26.5 million is guaranteed under our $45.0 million Guarantee Facility and $20.8 million is guaranteed by a corporate guarantee. No restricted cash is supporting bank guarantees as of June 30, 2026 or as of December 31, 2025.
As of June 30, 2026, the expected expiration dates of our guarantees are as follows:

(In $ millions)	Less than 1 year	2–3 years	4-5 years	Thereafter	Total
Bank guarantees, letters of credit and performance bonds	41.1	5.0	—	1.2	47.3
The Company’s assets pledged as collateral for its debt facilities are as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Book value of jack-up rigs pledged as collateral	3,036.5	2,742.7
As of June 30, 2026, all 29 of the Company’s rigs have been pledged as collateral for its debt facilities.